UNITED STATES
SECURITIES AND EXCHANGE COMMINSSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement
                                   [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Ensemble Capital Management, LLC
Address:   1350 Bayshore Highway, Suite 550
           Burlingame, CA 94010

13F File Number:  028-12081

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Sean Stannard-Stockton
Title:        Principal
Phone:        650-696-1240
Signature,              Place,           and Date of Signing:
Sean Stannard-Stockton  Burlingame, CA      May 14, 2009

Report Type (Check only one):
                         [X] 13F HOLDINGS REPORT
                         [ ] 13F NOTICE
                         [ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   31
Form 13F Information Table Value Total:   73308

List of Other Included Managers:

No.  13F File Number                    Name
None

FORM 13F INFORMATION TABLE
                                                       VALUE   SHARES/ SH/ PUT/ INVSTMT OTHER      VOTING AUTHORITY
Name of Issuer	             Title of Class CUSIP     (x$1000) PRN AMT PRN CALL	DSCRETN	MANAGERS  SOLE	SHARED  NONE
---------------------------- -------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ------
APPLE INC                    COM            037833100     4669   44420 SH       SOLE              44420
BANK OF AMERICA CORPORATION  COM            060505104      116   17080 SH       SOLE              17080
BARRICK GOLD CORP            COM            067901108      211    6500 SH       SOLE               6500
BECTON DICKINSON & CO	     COM	    075887109     3433   51060 SH       SOLE              51060
CHESAPEAKE ENERGY CORP       COM            165167107      885   51900 SH       SOLE              51900
CHEVRON CORP NEW             COM            166764100     1109   16500 SH       SOLE              16500
CISCO SYS INC                COM            17275R102     6026  359308 SH       SOLE             359308
COSTCO WHSL CORP NEW         COM            22160K105     6240  134705 SH       SOLE             134705
CVS CORP                     COM            126650100     8843  321680 SH       SOLE             321680
DEVON ENERGY CORP NEW        COM            25179M103     2794   62515 SH       SOLE              62515
EMERSON ELEC CO		     COM            291011104      439   15350 SH       SOLE              15350
ENTERPRISE PRODS PARTNERS L  COM            293792107     1752   78730 SH       SOLE              78730
EXXON MOBIL CORP             COM            30231G102      475    6975 SH       SOLE               6975
FRONTIER COMMUNICATIONS CORP COM            35906A108      897  124900 SH       SOLE             124900
GENERAL ELECTRIC CO          COM            369604103      243   23990 SH       SOLE              23990
ISHARES TR                   RUSSELL 3000   464287689      918   20000 SH       SOLE              20000
ISHARES TR                   LEHMAN AGG BND 464287226     2080   20500 SH       SOLE              20500
KAYNE ANDERSON ENERGY DEV CO COM            48660Q102      112   12000 SH       SOLE              12000
KKR FINL CORP                COM            48248A306      305  346781 SH       SOLE             346781
MASTERCARD INC		     COM	    57636Q104     1775   10600 SH       SOLE              10600
NATUS MEDICAL INC DEL        COM            639050103	   822   96600 SH       SOLE              96600
NETEZZA CORP                 COM            64111N101     2203  322991 SH       SOLE             322991
NUANCE COMMUNICATIONS INC    COM            67020Y100     6568  605932 SH       SOLE             605932
ORACLE CORP                  COM            68389X105     1870  103475 SH       SOLE             103475
PEPSICO INC                  COM            713448108     2902   56375 SH       SOLE              56375
PHARMACEUTICAL PROD DEV INC  COM            717124101      782   32975 SH       SOLE              32975
PLUM CREEK TIMBER CO INC     COM            729251108     5640  194000 SH       SOLE             194000
ROCKWELL COLLINS INC         COM            774341101      226    6935 SH       SOLE               6935
SCHWAB CHARLES CORP NEW      COM            808513105     7734  498965 SH       SOLE             498965
STARBUCKS CORP		     COM            855244109	   449   40450 SH       SOLE              40450
WELLS FARGO & CO             COM            949746101      790   55450 SH       SOLE              55450